Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	ViewRay, Inc.
Entity Central Index Key	0001597313
Document Type	POS AM
Trading Symbol	VRAY
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company